Pacer Lunt MidCap Multi-Factor Alternator ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Communication Services - 0.9%
EchoStar Corp. - Class A (a)(b)	8,869	$289,041
Nexstar Media Group, Inc. (b)	1,486	278,045
		567,086

Consumer Discretionary - 14.1%
Abercrombie & Fitch Co. - Class A (a)(b)	2,824	271,160
AutoNation, Inc. (a)	1,834	353,302
Chewy, Inc. - Class A (a)(b)	6,411	235,284
Dick's Sporting Goods, Inc.	1,874	396,370
Duolingo, Inc. (a)	1,407	487,596
Gap, Inc. (b)	12,362	240,565
Goodyear Tire & Rubber Co. (a)(b)	32,146	330,461
Graham Holdings Co. - Class B	260	248,087
Harley-Davidson, Inc.	8,550	208,021
KB Home	5,925	327,415
Lear Corp. (b)	5,366	505,960
Lithia Motors, Inc.	2,476	713,088
Macy's, Inc. (b)	34,848	440,130
Marriott Vacations Worldwide Corp. (b)	2,181	162,419
Murphy USA, Inc.	625	226,550
Penske Automotive Group, Inc.	1,235	206,751
Planet Fitness, Inc. - Class A (a)	3,171	346,241
Polaris, Inc. (b)	2,847	150,635
PVH Corp. (b)	6,090	447,128
Taylor Morrison Home Corp. (a)	8,164	483,962
Texas Roadhouse, Inc.	2,376	439,869
Thor Industries, Inc. (b)	3,146	286,255
Toll Brothers, Inc.	6,318	747,798
Visteon Corp. (a)	1,697	188,622
Whirlpool Corp. (b)	3,011	250,033
		8,693,702

Consumer Staples - 9.3%
Albertsons Cos., Inc. - Class A	32,908	632,492
BellRing Brands, Inc. (a)	3,901	212,916
BJ's Wholesale Club Holdings, Inc. (a)	4,951	524,311
Casey's General Stores, Inc.	1,383	719,340
Coca-Cola Consolidated, Inc.	2,072	231,546
Maplebear, Inc. (a)(b)	7,270	348,742
Performance Food Group Co. (a)	10,364	1,040,545
Pilgrim's Pride Corp.	4,067	192,735
Sprouts Farmers Market, Inc. (a)	6,640	1,006,226
US Foods Holding Corp. (a)	10,151	845,883
		5,754,736

Energy - 8.8%
Antero Midstream Corp.	11,781	216,181
Antero Resources Corp. (a)	9,691	338,507
Chord Energy Corp.	4,883	538,741
Civitas Resources, Inc.	7,827	237,628
DT Midstream, Inc. (b)	6,731	691,476
HF Sinclair Corp.	12,497	549,118
Matador Resources Co. (b)	7,199	359,086
Murphy Oil Corp. (b)	10,017	248,522
NOV, Inc. (b)	32,223	405,365
Ovintiv, Inc.	13,472	554,777
PBF Energy, Inc. - Class A	6,572	148,527
Permian Resources Corp.	38,718	548,247
Valaris Ltd. (a)(b)	3,349	162,862
Viper Energy, Inc.	4,886	184,007
Weatherford International PLC	4,025	227,614
		5,410,658

Financials - 27.9%(c)
Associated Banc-Corp.	7,450	184,313
Bank OZK	6,977	343,966
Brighthouse Financial, Inc. (a)	6,543	313,083
Cadence Bank	9,873	344,074
CNO Financial Group, Inc.	8,810	324,560
Columbia Banking System, Inc.	12,381	294,668
Commerce Bancshares, Inc. (b)	3,968	242,842
East West Bancorp, Inc.	4,310	432,078
Equitable Holdings, Inc.	14,868	763,472
Essent Group Ltd.	6,066	339,635
Evercore, Inc.	1,492	449,301
First Horizon Corp.	19,056	415,611
FNB Corp.	22,466	344,179
Hancock Whitney Corp.	4,594	274,354
Houlihan Lokey, Inc.	2,269	432,608
Interactive Brokers Group, Inc.	28,927	1,896,454
Janus Henderson Group PLC	6,387	276,557
Jefferies Financial Group, Inc.	9,509	548,289
MGIC Investment Corp.	13,022	337,270
Old National Bancorp	25,850	545,693
Old Republic International Corp.	22,000	795,740
Prosperity Bancshares, Inc.	5,047	336,231
Reinsurance Group of America, Inc.	5,813	1,118,712
RenaissanceRe Holdings Ltd.	3,310	806,779
Ryan Specialty Holdings, Inc. (b)	4,046	247,575
SEI Investments Co.	3,722	327,983
SLM Corp. (b)	6,178	196,461
Stifel Financial Corp.	4,562	520,615
Synovus Financial Corp.	4,417	208,659
UMB Financial Corp. (b)	1,997	219,650
United Bankshares, Inc.	7,122	252,973
Unum Group (b)	18,820	1,351,464
Valley National Bancorp	30,553	283,226
Voya Financial, Inc.	5,086	356,020
Webster Financial Corp.	8,801	507,378
Western Union Co. (b)	19,748	158,971
Zions Bancorp	8,174	438,290
		17,229,734

Health Care - 4.5%
Acadia Healthcare Co., Inc. (a)	7,720	168,064
Doximity, Inc. - Class A (a)	4,752	279,180
Encompass Health Corp.	3,788	417,097
Exelixis, Inc. (a)	8,691	314,788
Globus Medical, Inc. - Class A (a)	5,049	265,729
Halozyme Therapeutics, Inc. (a)	4,173	250,255
Tenet Healthcare Corp. (a)	3,396	547,707
United Therapeutics Corp. (a)	1,862	511,491
		2,754,311

Industrials - 16.8%
AAON, Inc. (b)	2,088	174,348
Acuity, Inc.	918	285,819
American Airlines Group, Inc. (a)	49,208	565,400
Applied Industrial Technologies, Inc.	1,290	350,235
Chart Industries, Inc. (a)(b)	1,400	278,362
Clean Harbors, Inc. (a)	1,473	347,348
Comfort Systems USA, Inc.	1,316	925,543
Concentrix Corp. (b)	3,706	192,601
Curtiss-Wright Corp.	1,490	730,428
EMCOR Group, Inc.	2,177	1,366,046
Esab Corp.	1,698	227,821
ExlService Holdings, Inc. (a)	7,198	312,609
Flowserve Corp.	5,682	318,419
Fluor Corp. (a)	11,002	624,583
ManpowerGroup, Inc.	4,555	187,894
MasTec, Inc. (a)	3,162	598,282
Mueller Industries, Inc.	4,232	361,286
Oshkosh Corp.	3,542	448,169
RB Global, Inc. (b)	5,718	619,031
Ryder System, Inc.	3,634	645,798
Terex Corp.	3,552	180,655
Wesco International, Inc.	2,847	589,215
		10,329,892

Information Technology - 8.0%
Amkor Technology, Inc.	6,128	138,248
Arrow Electronics, Inc. (a)	4,767	552,972
ASGN, Inc. (a)	2,557	128,208
Avnet, Inc.	8,715	461,372
Belden, Inc.	1,319	163,094
Commvault Systems, Inc. (a)	1,386	263,271
Flex Ltd. (a)	14,308	713,540
Guidewire Software, Inc. (a)	3,902	882,710
Kyndryl Holdings, Inc. (a)	8,335	314,813
TD Synnex Corp. (b)	9,107	1,314,960
		4,933,188

Materials - 4.0%
Alcoa Corp.	19,465	583,366
Carpenter Technology Corp.	3,315	826,728
Cleveland-Cliffs, Inc. (a)	28,517	299,999
Greif, Inc. - Class A	1,476	93,622
Knife River Corp. (a)(b)	1,862	153,578
Louisiana-Pacific Corp.	2,584	233,619
Olin Corp.	6,900	130,686
Westlake Chemical Corp.	1,756	139,251
		2,460,849

Real Estate - 1.9%
Jones Lang LaSalle, Inc. (a)	4,260	1,151,734

Utilities - 1.7%
National Fuel Gas Co. (b)	4,330	375,801
Northwestern Energy Group, Inc.	2,992	160,670
OGE Energy Corp.	7,254	329,477
TXNM Energy, Inc.	3,554	201,831
		1,067,779
TOTAL COMMON STOCKS (Cost $57,856,028)		60,353,669

REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.0%
Real Estate - 2.0%
Cousins Properties, Inc.	5,166	139,999
Kilroy Realty Corp. (b)	5,520	203,467
Omega Healthcare Investors, Inc. (b)	10,521	409,267
Park Hotels & Resorts, Inc.	14,746	157,192
Sabra Health Care REIT, Inc. (b)	7,283	131,313
Vornado Realty Trust	5,139	197,440
		1,238,678
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,192,380)		1,238,678

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 19.5%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.58% (d)	11,988,709	11,988,709
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $11,988,709)		11,988,709

TOTAL INVESTMENTS - 119.4% (Cost $71,037,117)		73,581,056
Liabilities in Excess of Other Assets - (19.4)%		(11,942,643)
TOTAL NET ASSETS - 100.0%		$61,638,413
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $11,618,569.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Pacer Lunt MidCap Multi-Factor Alternator ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$60,353,669	$–	$–	$60,353,669
Real Estate Investment Trusts - Common	1,238,678	–	–	1,238,678
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	11,988,709
Total Investments	$61,592,347	$–	$–	$73,581,056

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $11,988,709 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.